Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 11,161	$ 12,668
Securities	1,279	1,240
Other	20	60
Total interest income	12,460	13,968
Interest expense:
Deposits	3,046	4,334
Borrowings	641	696
Total interest expense	3,687	5,030
Net interest income	8,773	8,938
Provision for loan losses	4,460	6,635
Net interest income after provision for loan losses	4,313	2,303
Noninterest income:
Deposit account fees	379	372
Net gain on sale of securities		478
Net gain on sales of loans held for sale	1,730	1,368
Other	348	262
Total noninterest income	2,457	2,480
Noninterest expenses:
Salaries and employee benefits	4,649	4,084
Occupancy and equipment	1,314	1,222
Data processing	578	606
Professional services	556	518
Advertising and promotion	199	175
Office supplies and printing	135	126
Other real estate owned expense	2,140	1,366
FDIC assessment	483	485
Other	1,155	1,210
Total noninterest expenses	11,209	9,792
Loss before income tax benefit	(4,439)	(5,009)
Income tax benefit	(1,653)	(1,849)
Net loss	(2,786)	(3,160)
Preferred stock dividend requirements and accretion of preferred stock to par	420	420
Net loss available to common shareholders	$ (3,206)	$ (3,580)
Loss per common share - basic and diluted	$ (1.21)	$ (1.35)
Weighted-average number of common shares outstanding, basic and diluted	2,641,482	2,653,208